CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company)	¥ 774,304	¥ 979,013
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,543	389,331,543
Ordinary shares, shares outstanding	389,331,543	389,331,543
Treasury stock	17,951,931	18,266,523
Board of Directors Chairman
Ordinary shares, shares authorized	100,000,000	100,000,000
Class A ordinary shares
Ordinary shares, shares authorized	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,043	371,958,043
Ordinary shares, shares outstanding	371,958,043	371,958,043
Class B ordinary shares
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500
Consolidated affiliated entities
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company) | ¥	¥ 799,845	¥ 1,000,067